Other Real Estate Owned	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned

NOTE 11 – OTHER REAL ESTATE OWNED

Other real estate owned consists of the following at December 31:

(Dollars in thousands)	2012	2011
Real estate owned acquired by foreclosure	$110,864	$119,320
Real estate acquired for development or resale	9,199	5,722
Other foreclosed property	1,473	4

Total other real estate owned and foreclosed property	$121,536	$125,046

At December 31, 2012 and 2011, other real estate is segregated into covered and non-covered properties as follows:

(Dollars in thousands)
December 31, 2012	Non-covered properties	Covered properties	Total
Real estate owned acquired by foreclosure	$35,080	$75,784	$110,864
Real estate acquired for development or resale	9,199	—	9,199
Other foreclosed property	14	1,459	1,473

Total other real estate owned and foreclosed property	$44,293	$77,243	$121,536

(Dollars in thousands)
December 31, 2011	Non-covered properties	Covered properties	Total
Real estate owned acquired by foreclosure	$34,770	$84,550	$119,320
Real estate acquired for development or resale	5,722	—	5,722
Other foreclosed property	4	—	4

Total other real estate owned and foreclosed property	$40,496	$84,550	$125,046